UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2006
                                               --------------

Check here if Amendment [X]; AMENDMENT NUMBER Two
         This Amendment (Check only one.):
                        [x]  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgefiled, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      APRIL 30, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]


COMMENTS:  CHANGE AMENDMENT CATEGORY FROM "NEW HOLDINGS" TO
"RESTATEMENT"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       68
                                        -------------

Form 13F Information Table Value Total:   $150,781
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

                                                    	INVEST- OTHER   VOTING
NAME OF ISSUER TITLE OF  CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
                CLASS           	(X$1000)       CRETION   GERS    SOLE

   		          		   	      	   	                                                                           DISC  GERS


ABBOTT LAB	COMMON	^002824100	2412	49671	SOLE	N/A	49671
AFLAC INC	COMMON	^001055102	2750	60095	SOLE	N/A	60095
ALBEMARLE CORP	COMMON	^012653101	2323	42760	SOLE	N/A	42760
ALTRIA GROUP 	COMMON	02209S103	408	5335	SOLE	N/A	5335
ALLSTATE CORP	COMMON	^020002101	396	6320	SOLE	N/A	6320
AIG		COMMON	026874107	1126	17005	SOLE	N/A	17005
AMGEN INC	COMMON	031162100	885	12375	SOLE	N/A	12375
ARCHER-DANIELS	COMMON	039483102	3643	96183	SOLE	N/A	96183
ARROW INTER	COMMON	042764100	2674	84050	SOLE	N/A	84050
ADP		COMMON	053015103	2516	53147	SOLE	N/A	53147
BANK OF AMERICA COMMON	^060505104	5742	107187	SOLE	N/A	107187
BB&T CORP	COMMON	^054937107	1706	38985	SOLE	N/A	38985
CANADIAN NAT'L	COMMON	136375102	3098	73865	SOLE	N/A	73865
CATERPILLAR INC	COMMON	149123101	4764	72410	SOLE	N/A	72410
CHEVRON CORP	COMMON	166764100	407	6270	SOLE	N/A	6270
CITIGROUP INC	COMMON	172967101	5080	102285	SOLE	N/A	102285
CROSSTEX ENERGY COMMON	22765U102	412	11520	SOLE	N/A	11520
DNP SELECT 	COMMON	23325P104	135	12600	SOLE	N/A	12600
DUFF & PHELPS 	COMMON	26432K108	1002	87450	SOLE	N/A	87450
EATON VANCE 	COMMON	278265103	3968	137475	SOLE	N/A	137475
ECOLAB INC	COMMON	278865100	1185	27670	SOLE	N/A	27670
EMERSON ELEC	COMMON	291011104	767	9150	SOLE	N/A	9150
ENBRIDGE ENERGY COMMON	29250R106	4926	105830	SOLE	N/A	105830
ENERGY TRANSFER COMMON	29273R109	3932	84860	SOLE	N/A	84860
ENTERPRISE PROD	COMMON	293792107	5672	212025	SOLE	N/A	212025
EXXON MOBIL 	COMMON	30231G102	1902	28344	SOLE	N/A	28344
FRANKLIN ELEC	COMMON	353514102	1606	30232	SOLE	N/A	30232
GENERAL ELEC	COMMON	369604103	6241	176800	SOLE	N/A	176800
GENERAL MILLS	COMMON	370334104	214	3784	SOLE	N/A	3784
GENZYME CORP	COMMON	372917104	445	6600	SOLE	N/A	6600
HERSHEY CO/THE	COMMON	427866108	2344	43850	SOLE	N/A	43850
HOME DEPOT INC	COMMON	437076102	3515	96915	SOLE	N/A	96915
JOHN HAN BK 	COMMON	409735107	159	16311	SOLE	N/A	16311
J&J		COMMON	478160104	3564	54889	SOLE	N/A	54889
JPMORGAN CHASE 	COMMON	46625H100	1158	24670	SOLE	N/A	24670
KAYNE ANDERSON 	COMMON	486606106	988	35500	SOLE	N/A	35500
KINDER MORGAN 	COMMON	494550106	711	16200	SOLE	N/A	16200
MAGELLAN MIDST	COMMON	55907R108	6076	164655	SOLE	N/A	164655
MCDONALD'S CORP	COMMON	580135101	4055	103650	SOLE	N/A	103650
MEDTRONIC INC	COMMON	585055106	3771	81196	SOLE	N/A	81196
MERIDIAN BIOS	COMMON	589584101	1264	53735	SOLE	N/A	53735
MICROSOFT CORP	COMMON	594918104	227	8290	SOLE	N/A	8290
NATURAL RESOURCE COMMON	63900P103	4869	95465	SOLE	N/A	95465
NUVEEN INVTS	COMMON	67090F106	318	6200	SOLE	N/A	6200
NUVEEN PENN 	COMMON	670972108	178	13150	SOLE	N/A	13150
ONEOK PARTNERS 	COMMON	682680103	489	8700	SOLE	N/A	8700
PAYCHEX INC	COMMON	704326107	1301	35305	SOLE	N/A	35305
PENN VIRGINIA 	COMMON	707884102	246	10250	SOLE	N/A	10250
PEPSICO INC	COMMON	713448108	1693	25945	SOLE	N/A	25945
PFIZER INC	COMMON	717081103	4401	155173	SOLE	N/A	155173
PIMCO CORPORATE COMMON	72200U100	472	29900	SOLE	N/A	29900
PLAINS ALL AMER COMMON	726503105	3579	77570	SOLE	N/A	77570
PRAXAIR INC	COMMON	74005P104	3329	56270	SOLE	N/A	56270
PRINCIPAL FINAN	COMMON	74251V102	223	4100	SOLE	N/A	4100
PROCTER & GAMB	COMMON	742718109	3957	63841	SOLE	N/A	63841
ROPER INDUSTRIE	COMMON	776696106	3894	87035	SOLE	N/A	87035
SEI INVESTMENTS COMMON	784117103	270	4800	SOLE	N/A	4800
STAPLES INC	COMMON	855030102	680	27950	SOLE	N/A	27950
STATE STREET 	COMMON	857477103	3085	49435	SOLE	N/A	49435
SUNOCO LOGISTIC	COMMON	86764L108	6537	146045	SOLE	N/A	146045
SYNOVUS FINANC	COMMON	8716C0105	1370	46645	SOLE	N/A	46645
TEPPCO PARTNERS	COMMON	872384102	450	12100	SOLE	N/A	12100
TORTOISE ENERGY	COMMON	89147L100	392	12400	SOLE	N/A	12400
UNITED TECHN	COMMON	913017109	3246	51240	SOLE	N/A	51240
US BANCORP	COMMON	902973304	3281	98765	SOLE	N/A	98765
VALERO LP	COMMON	91913W104	2352	47038	SOLE	N/A	47038
WACHOVIA CORP	COMMON	929903102	1579	28292	SOLE	N/A	28292
WELLS FARGO 	COMMON	949746101	360	9940	SOLE	N/A	9940



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